Stockholders' equity - Treasury stock activity (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended			13 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled			129,000,000				90,000,000
Value of shares repurchased			$ 3,500	$ 3,502	$ 3,682	$ 3,181	$ 3,100
Treasury stock (in shares)				100,000,000	95,000,000
Cancellation of treasury shares (in shares)	88,000,000	115,000,000
Value of shares cancelled under the buyback program	$ 2,876	$ 3,157
Open market stock repurchases
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled				20,000,000	33,000,000	13,000,000
Value of shares repurchased				$ 660	$ 1,032	$ 346
Share buyback program
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled				91,000,000	78,000,000	109,000,000
Value of shares repurchased				$ 2,842	$ 2,651	$ 2,835
Authorized amount of share buyback program							$ 3,000
Follow-up share buyback program
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share buyback program			$ 4,300